CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Capital securities	$ 61	$ 649
Capital securities	3,024	2,384
Total capital securities	$ 3,085	$ 3,033
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate		6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate		6.375%
Series 1, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
Series 2, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
BPO | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate	95.00%
FV LTIP units of the Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	0
Cumulative dividend rate	6.25%
Total capital securities	$ 0	$ 586
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 565	555
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 546	538
FV LTIP units of the Operating Partnership | Limited Partner Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	19,273,654
Cumulative dividend rate	6.25%
Total capital securities	$ 474	0
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,600,000
Total capital securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,000,000
Total capital securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	842,534
Cumulative dividend rate	5.25%
Total capital securities	$ 21	21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	556,746
Cumulative dividend rate	5.75%
Total capital securities	$ 11	11
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	781,592
Cumulative dividend rate	5.00%
Total capital securities	$ 15	16
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	582,894
Cumulative dividend rate	5.20%
Total capital securities	$ 12	12
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	0
Cumulative dividend rate	9.00%
Total capital securities	$ 0	249
Rouse Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142	142
Brookfield India Real Estate Trust | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	138,181,800
Total capital securities	$ 440	0
Dividend rate, percent of distributable cash flows	90.00%
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	0
Cumulative dividend rate	5.00%
Total capital securities	$ 0	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 859	$ 863